6. Equity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Warrants
Outstanding, Beginning	34,045,467	20,726,707	19,114,765
Granted	5,500,000	14,392,309	10,466,539
Exercised			(1,084,597)
Forfeited or cancelled	(3,729,164)	(1,073,549)
Outstanding, Ending	35,816,303	34,045,467	20,726,707
Exercisable, Ending	35,816,303	34,045,467
Weighted Average Exercise Price
Outstanding, Beginning	$ 0.30	$ 0.49	$ 0.56
Granted	0.07	0.12	0.35
Exercised			0.35
Forfeited or cancelled	0.57	0.6
Outstanding, Ending	0.23	0.30	$ 0.49
Exercisable, Ending	$ 0.23	$ 0.3
Weighted-average Remaining Life (Years)
Outstanding	2 years 2 months 12 days	2 years 3 months 18 days
Exercisable	2 years 2 months 12 days	2 years 3 months 18 days
Aggregate Intrinsic Value
Outstanding, Ending	$ 222,496	$ 345,591
Exercisable, Ending	$ 222,496	$ 345,591